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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22608

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                    VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

Jennifer Fromm, Esq., Vice President, Chief Legal Officer, Counsel and Secretary
   Virtus Investment Partners, Inc., One Financial Plaza, Hartford, CT 06103
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 800-270-7788

                        Date of Fiscal Year End: 11/30

               Date of Reporting Period: 07/01/2021 - 06/30/2022

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22608
Reporting Period: 07/01/2021 - 06/30/2022
Virtus Global Multi-Sector Income Fund









==================== Virtus Global Multi-Sector Income Fund ====================


FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 18, 2022   Meeting Type: Annual/Special
Record Date:  APR 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
      Mantilla
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Rene Burgos Diaz         For       For          Management
2.4   Elect Director Orlando Cabrales Segovia For       For          Management
2.5   Elect Director Gabriel de Alba          For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Approve Shareholder Rights Plan         For       For          Management
5     Amend Equity Incentive Plan             For       Against      Management

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By:  /s/ George R. Aylward
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George R. Aylward, President

Date: August 25, 2022